UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Kimelman & Baird, LLC
Address:     100 Park Avenue Suite 2120
             New York, NY 10017

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Pat Kimelman
Title:       Office Manager
Phone:       212-686-0021

Signature, Place, and Date of Signing:

      /s/ Pat Kimelman                   New York, NY           1-27-2006
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 71

Form 13F Information Table Value Total:           $226,736
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 12/31/2005

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE
AES CORP                       COMMON STOCK   00130H105     1716       108390 SH         SOLE                                107490
AT&T INC                       COMMON STOCK   00206R102      751        30667 SH         SOLE                                 30667
AIR PRODUCTS & CHEMICALS INC   COMMON STOCK   009158106     8676       146575 SH         SOLE                                146175
ALKERMES INC                   COMMON STOCK   01642T108     6043       316034 SH         SOLE                                314034
AMERICAN EXPRESS COMPANY       COMMON STOCK   025816109     1307        25392 SH         SOLE                                 24792
AMGEN CORP                     COMMON STOCK   031162100      213         2705 SH         SOLE                                  2705
APPLIED MATERIALS INC          COMMON STOCK   038222105      274        15300 SH         SOLE                                 15300
ARAMARK CORP-CL B              COMMON STOCK   038521100     5773       207800 SH         SOLE                                206200
***BP P L C SPONSORED ADR      COMMON STOCK   055622104     3634        56591 SH         SOLE                                 55383
BELLSOUTH CORP                 COMMON STOCK   079860102      348        12835 SH         SOLE                                 12835
BERKSHIRE HATHAWAY INC CL B    COMMON STOCK   084670207      220           75 SH         SOLE                                    75
BRISTOL MYERS SQUIBB CO        COMMON STOCK   110122108      433        18850 SH         SOLE                                 18850
CVS CORP                       COMMON STOCK   126650100      218         8236 SH         SOLE                                  8236
CHEVRON CORPORATION            COMMON STOCK   166764100     2059        36270 SH         SOLE                                 36270
CITIGROUP INC                  COMMON STOCK   172967101     5379       110830 SH         SOLE                                109130
COCA-COLA CO                   COMMON STOCK   191216100      508        12601 SH         SOLE                                 12601
CONOCOPHILLIPS                 COMMON STOCK   20825C104      473         8122 SH         SOLE                                  8122
COPART INC                     COMMON STOCK   217204106    10064       436426 SH         SOLE                                432476
CORNING INC                    COMMON STOCK   219350105      197        10000 SH         SOLE                                 10000
WALT DISNEY CO HOLDING CO      COMMON STOCK   254687106      872        36382 SH         SOLE                                 36382
DRIL-QUIP INC                  COMMON STOCK   262037104    14895       315565 SH         SOLE                                314565
E I DU PONT DE NEMOURS & CO    COMMON STOCK   263534109      358         8426 SH         SOLE                                  8026
DUKE ENERGY CORP               COMMON STOCK   264399106      235         8576 SH         SOLE                                  8576
EMERSON ELECTRIC CO            COMMON STOCK   291011104      639         8550 SH         SOLE                                  8550
***ENCANA CORP                 COMMON STOCK   292505104      745        16500 SH         SOLE                                 16500
EXXON MOBIL CORP               COMMON STOCK   30231G102    10827       192757 SH         SOLE                                192757
FLORIDA EAST COAST INDS INC    COMMON STOCK   340632108     3695        87200 SH         SOLE                                 87200
GATEWAY INC                    COMMON STOCK   367626108      110        44000 SH         SOLE                                 44000
GENENTECH INC                  COMMON STOCK   368710406      315         3400 SH         SOLE                                  3400
GENERAL ELECTRIC CO            COMMON STOCK   369604103    13737       391913 SH         SOLE                                388663
GENERAL MILLS INC              COMMON STOCK   370334104      217         4400 SH         SOLE                                  4400
HOME DEPOT INC                 COMMON STOCK   437076102     2203        54419 SH         SOLE                                 54419
ISTAR FINL INC                 COMMON STOCK   45031U101    10214       286499 SH         SOLE                                283899
INTERNATIONAL BUSINESS         COMMON STOCK   459200101      370         4500 SH         SOLE                                  4500
INTL FLAVORS & FRAGRANCES INC  COMMON STOCK   459506101     4244       126700 SH         SOLE                                126700
ISHARES TRUST                  COMMON STOCK   464287465      357         6000 SH         SOLE                                  6000
J P MORGAN CHASE & CO          COMMON STOCK   46625H100      928        23389 SH         SOLE                                 23089
JOHNSON & JOHNSON              COMMON STOCK   478160104     1372        22830 SH         SOLE                                 22030
KEYSPAN CORP                   COMMON STOCK   49337W100     8343       233761 SH         SOLE                                233161
KIMCO REALTY CORP              COMMON STOCK   49446R109    12509       389946 SH         SOLE                                385446
LEHMAN BROTHERS HOLDINGS INC   COMMON STOCK   524908100     3159        24648 SH         SOLE                                 24648
LIFECELL CORP                  COMMON STOCK   531927101     3615       189550 SH         SOLE                                189550
MEDTRONIC INC                  COMMON STOCK   585055106      442         7671 SH         SOLE                                  7671
MICROSOFT CORP                 COMMON STOCK   594918104     6590       252008 SH         SOLE                                249608
MOLEX INC                      COMMON STOCK   608554101     3664       141201 SH         SOLE                                138851
NEWTEK BUSINESS SERVICES INC   COMMON STOCK   652526104       20        10500 SH         SOLE                                 10500
NUCOR CORP                     COMMON STOCK   670346105     1497        22440 SH         SOLE                                 22440
PEPSICO INC                    COMMON STOCK   713448108      891        15074 SH         SOLE                                 15074
PFIZER INC                     COMMON STOCK   717081103     5384       230865 SH         SOLE                                230865
PROCTER & GAMBLE CO            COMMON STOCK   742718109     7721       133405 SH         SOLE                                132205
QUESTAR CORP                   COMMON STOCK   748356102    13036       172200 SH         SOLE                                172200
***ROYAL DUTCH SHELL PLC       COMMON STOCK   780259206     1084        17627 SH         SOLE                                 17627
SLM CORPORATION                COMMON STOCK   78442P106     3465        62900 SH         SOLE                                 62900
ST JUDE MEDICAL INC            COMMON STOCK   790849103      201         4000 SH         SOLE                                  4000
***SCHLUMBERGER LTD            COMMON STOCK   806857108     2547        26220 SH         SOLE                                 26220
SOUTHERN CO                    COMMON STOCK   842587107      259         7500 SH         SOLE                                  7500
STAPLES INC                    COMMON STOCK   855030102      204         9000 SH         SOLE                                  9000
STRATEX NETWORKS INC           COMMON STOCK   86279T109     6880      1921755 SH         SOLE                               1915655
TARGET CORP                    COMMON STOCK   87612E106      203         3700 SH         SOLE                                  3700
TELEFLEX INC                   COMMON STOCK   879369106     8907       137075 SH         SOLE                                136475
***TESCO CORP                  COMMON STOCK   88157K101    11063       598000 SH         SOLE                                595700
TEXAS INSTRUMENTS INC          COMMON STOCK   882508104      514        16025 SH         SOLE                                 14825
TIME WARNER INC                COMMON STOCK   887317105     6712       384852 SH         SOLE                                382652
UNION PACIFIC CORP             COMMON STOCK   907818108      231         2866 SH         SOLE                                  2866
VERIZON COMMUNICATIONS         COMMON STOCK   92343V104     1168        38778 SH         SOLE                                 38478
***VODAFONE GROUP PLC NEW      COMMON STOCK   92857W100      202         9395 SH         SOLE                                  7895
WACHOVIA CORPORATION           COMMON STOCK   929903102      234         4435 SH         SOLE                                  3949
WAL-MART STORES INC            COMMON STOCK   931142103      380         8122 SH         SOLE                                  8122
WELLPOINT INC                  COMMON STOCK   94973V107      303         3800 SH         SOLE                                  3800
JOHN WILEY & SONS INC CL A     COMMON STOCK   968223206      601        15400 SH         SOLE                                 13900
ZOLTEK COMPANIES INC           COMMON STOCK   98975W104       90        10200 SH         SOLE                                 10200


                                                                        226736           No. of Other Managers     0
